Capital and Reserves	12 Months Ended
Dec. 31, 2018
Capital commitments [abstract]
Capital and Reserves

7.	CAPITAL AND RESERVES

(a)	Authorized Share Capital

At December 31, 2018, the authorized share capital comprised an unlimited (2017 – unlimited) number of common shares with no par value.

(b)	Financings

December 2018

In December 2018, the Group completed a private placement of 10,150,322 special warrants (the “Special Warrants”) at a price of $0.83 (US$0.62) per Special Warrant for gross proceeds of $8,424. After transaction costs of $232, the Group raised net proceeds of $8,192. Subsequent to the reporting period, the Special Warrants converted into common shares (note 15(b)).

January 2017

In January 2017, the Group completed a bought deal offering of 20,240,000 common shares at US$1.85 per common share for gross proceeds of US$37,444 ($49,067). After transactions costs of $3,180, including a 5% commission paid to the underwriters, the Group raised net proceeds of $45,887.

(c)	Share Purchase Warrants and Options not Issued under the Group’s Incentive Plan

The following reconciles outstanding warrants and non-employee options (options that were not issued under the Group’s incentive plan (see below)), each exercisable to acquire one common share, for the year ended December 31, 2018 and 2017 respectively:

Continuity	Number of Cannon Point Options (note 1)	Number of Mission Gold warrants (note 1)	Number of warrants - Other (note 2)	Total
Beginning Balance	446,500	14,160,374	39,396,410	54,003,284
Exercised	(118,800)	(4,172,004)	(11,538,197)	(15,829,001)
Expired	–	(2,862,724)	–	(2,862,724)
Balance December 31, 2017	327,700	7,125,646	27,858,213	35,311,559
Exercised	–	(3,160,945)	(783,814)	(3,944,759)
Balance December 31, 2018	327,700	3,964,701	27,074,399	31,366,800

Weighted averages per option/warrant:
As at December 31, 2018
Exercise price	$0.38	$0.55	$0.65	$0.63
Remaining life in years	2.47	1.52	2.44	2.33

As at December 31, 2017:
Exercise price	$0.38	$0.55	$0.65	$0.63
Remaining life in years	3.48	2.52	3.44	3.26

Notes to table:

1.	Pursuant to the acquisition of Cannon Point Resources Ltd. (“Cannon Point”) and Mission Gold Ltd. (“Mission Gold”) in October 2015 and December 2015 respectively, the Group exchanged options and warrants outstanding in these companies for options and warrants to purchase shares in the Company.

2.	Warrants were issued pursuant to the June 2016 prospectus and July 2016 private placement financings.

The following table summarizes information for non-incentive options as at December 31, 2018 and 2017 respectively:

Options outstanding	2018		2017
Exercise prices ($)	Number of options	Weighted average remaining life (years)	Number of options	Weighted average remaining life (years)
0.29	37,600	5.94	37,600	6.94
0.37	103,400	1.55	103,400	2.55
0.40	186,700	2.29	186,700	3.29
	327,700	2.47	327,700	3.48

(d)	Share Purchase Option Compensation Plan

The Group has a share purchase option plan approved by the Group’s shareholders that allows the Board of Directors to grant share purchase options, subject to regulatory terms and approval, to its officers, directors, employees, and service providers. The share purchase option plan (the “2017 Rolling Option Plan”) is based on the maximum number of eligible shares (including any issuances from the Group’s RSU and DSU plans ) equaling a rolling percentage of up to 10% of the Company’s outstanding common shares, calculated from time to time. Pursuant to the 2017 Rolling Option Plan, if outstanding share purchase options (“options”) are exercised and the number of issued and outstanding common shares of the Company increases, then the options available to grant under the plan increase proportionately (assuming there are no issuances under the RSU and DSU plans). The exercise price of each option is set by the Board of Directors at the time of grant but cannot be less than the market price, being the 5-day volume weighted average trading price calculated the day before the grant. Options can have a maximum term of five years and typically terminate 90 days following the termination of the optionee’s employment or engagement. In the case of death or retirement, any outstanding vested options will expire the earlier of the expiry date or one year from date of death or retirement. The vesting period for options is at the discretion of the Board of Directors at the time the options are granted.

The following is reconciles the Group’s options outstanding for the year ended December 31, 2018 and 2017 respectively:

Continuity of options	Number of options	Weighted average exercise price ($/option)
Beginning Balance	15,861,131	0.92
Granted	5,808,000	1.75
Expired	(508,100)	2.88
Exercised	(1,277,200)	1.38
Forfeited	(19,000)	0.49
Cancelled	(17,400)	1.75
Balance December 31, 2017	19,847,431	1.08
Granted	5,635,000	0.76
Expired	(18,500)	0.50
Exercised	(800,499)	0.51
Forfeited	(32,500)	1.44
Cancelled	(24,200)	1.51
Balance December 31, 2018	24,606,732	1.03

During the year ended December 31, 2018, the Group granted 250,000 (2017 – 133,200) options to consultants for advisory and administrative consulting services. The Group determined that given the nature of the services being provided and that are continued to be provided to the Group, it could not determine the fair value of these services reliably. As a consequence, the Group estimated the value of these services approximated the fair value of the options granted, which based on the Black-Scholes option pricing model at December 31, 2018, was $83 (2017 - $90).

The weighted average fair value for options granted during the year ended December 31, 2018, was estimated at $0.54 (2017 – $1.19) per option using the Black-Scholes option pricing model with the following assumptions:

Weighted Average Assumptions	2018	2017
Risk-free interest rate	2.21%	1.54%
Expected life	4.25 years	4.51 years
Expected volatility [1]	95.60%	93.82%
Grant date share price	$0.78	$1.74
Expected dividend yield	Nil	Nil

Note:

1.	Expected volatility is based on the historical and implied volatility of the Company’s share price on the TSX.

For the year ended December 31, 2018, the Group recognized share-based compensation (“SBC”) of $4,656 (2017 – $5,092) for options.

Details of options exercised during the current and prior year were as follows:

Year ended December 31, 2018	Number of options	Weighted average exercise price ($/option)	Weighted average market share price on exercise ($/option)
January 2018	33,000	0.69	2.00
June 2018	11,000	0.50	0.75
July 2018	39,500	0.50	0.68
August 2018	33,500	0.50	0.75
September 2018	25,333	0.50	0.71
October 2018	650,666	0.50	0.70
November 2018	7,500	0.76	1.00
	800,499	0.51	0.76

Year ended December 31, 2017	Number of options	Weighted average exercise price ($/option)	Weighted average market share price on exercise ($/option)
January 2017	502,200	1.60	3.70
February 2017	484,000	1.65	3.15
April 2017	15,000	0.89	2.03
May 2017	223,000	0.51	2.40
July 2017	10,000	0.50	1.78
September 2017	3,000	0.50	2.28
November 2017	40,000	0.50	2.56
	1,277,200	1.38	3.19

The following tables summarizes information about the Group’s options as at December 31, 2018 and 2017 respectively:

Options outstanding	2018		2017
Exercise prices ($)	Number of options	Weighted average remaining contractual life (years)	Number of options	Weighted average remaining contractual life (years)
0.48	450,000	2.21	450,000	3.21
0.49	6,034,000	2.26	6,058,000	3.26
0.50	2,323,332	1.81	3,107,831	2.30
0.72	200,000	0.71	200,000	1.71
0.76	5,620,000	3.85	–	–
0.89	1,125,000	0.29	1,125,000	1.29
1.75	5,744,400	3.10	5,796,600	4.09
1.77	3,110,000	0.16	3,110,000	1.16
	24,606,732	2.41	19,847,431	2.89

Options exercisable	2018		2017
Exercise prices ($)	Number of options	Weighted average remaining contractual life (years)	Number of options	Weighted average remaining contractual life (years)
0.48	450,000	2.21	450,000	3.21
0.49	6,034,000	2.26	4,001,340	3.26
0.50	2,323,332	1.81	3,107,831	2.30
0.72	200,000	0.71	200,000	1.71
0.76	2,810,000	3.85	–	–
0.89	1,124,998	0.29	1,099,998	1.29
1.75	3,829,600	3.10	1,936,000	4.08
1.77	3,110,000	0.16	3,110,000	1.16
	19,881,930	2.14	13,905,169	2.51

The weighted average exercise price for exercisable options as at December 31, 2018 was $1.00 (December 31, 2017 – $0.99) per option.

(e)	Deferred Share Units (“DSUs”)

The Group has a DSU plan approved by the Group’s shareholders in 2015 which allows the Board, at its discretion, to award DSUs to non-executive directors for services rendered to the Group and also provides that non-executive directors may elect to receive up to 100% of their annual compensation in DSUs. The aggregate number of DSUs outstanding pursuant to the DSU plan may not exceed 2% of the issued and outstanding common shares (“Shares”) from time to time provided the total does not result in the total Shares issuable under all the Group’s share-based compensation plans (i.e. including Share purchase option and RSU plans) exceeding 10% of the total number of issued outstanding Shares. DSUs are payable when the non-executive director ceases to be a director including in the event of death. DSUs may be settled in Shares issued from treasury, by the delivery to the former director of Shares purchased by the Group in the open market, payment in cash, or any combination thereof, at the discretion of the Group.

In the year ended December 31, 2018, there were no new grants of DSUs. At December 31, 2018, a total of 458,129 DSU were outstanding (2017 – 458,129).

(f)	Restricted Share Units (“RSUs”)

The following reconciles RSUs outstanding for the year ended December 31, 2018 and 2017 respectively:

Continuity of RSUs	Number of RSUs	Weighted average fair value ($/RSU)
Beginning Balance	639,031	0.69
Granted (ii)(iii)	542,371	2.24
Cash settled (iv)	(639,031)	0.69
Withheld (iii)	(13,782)	2.23
Shares issued (iii)	(22,094)	2.23
Balance December 31, 2017	506,495	2.24
Granted (i)	125,000	0.78
Shares issued (ii)	(434,742)	0.68
Balance December 31, 2018	196,753	1.27

Notes

(i)	The Group’s Compensation Committee (the “Comp Committee”) granted the RSUs on August 9, 2018, to an officer of the Group with an expiry date of December 2021 and an initial one-year vesting period from date of grant. In January 2019, the Comp Committee agreed with management that it was in the best interest of the Group to accelerate the vesting period to January 28, 2019. The Group has determined that this grant should be accounted for as cash-settled given the cash settlement of a previous grant. Accordingly, during the period, the Group has recognized $80 as SBC with a corresponding increase in the RSU liability for this grant based on the quoted market value of the Company’s common shares as of the reporting date. At the end of each reporting period, until the RSU liability is settled, the RSU liability’s fair value is remeasured based on the quoted TSX closing price for shares multiplied by the number of RSUs that will vest and be converted into common shares, and amortized over the vesting period of the RSUs, with any change in fair value charged to share-based compensation. Subsequent to the reporting period, the RSU’s were settled by the Group (note 15(a)).

(ii)	On July 30, 2018, the Group settled RSUs treated as cash-settled by issuing 434,742 shares. Accordingly, the Group transferred $322 from the RSU liability to equity. The Group had granted the RSUs in the prior year on July 27, 2017 and had treated the grant as cash-settled given that a previous grant to the same individuals was settled in cash (see (iv)).

(iii)	Includes RSUs granted on July 27, 2017 (see (ii)) and 107,629 RSUs granted on September 15, 2017. The September grant vested 1/3 on grant date and 1/3 in September 2018. The remaining 1/3 will vest in September 2019. On grant date, the Group has treated the September grant as equity-settled as the terms of the grant stipulated that payment would be in shares. For the year ended December 31, 2018, the Group determined the tax obligation on vesting of the second tranche of the RSUs as $7. In 2017, the Group had withheld 13,782 RSUs to settle and pay the tax obligations of $30 and issued the balance in shares. Subsequent to the reporting period, the second tranche of RSU’s were settled by the Group (note 15(a)).

(iv)	The Group settled the payout of 639,031 RSUs by making a cash payment of $1,098, which was based on the 5-day average of TSX closing prices for shares up to July 11, 2017 of $1.72 per RSU pursuant to the terms of the RSU Plan. The Group recognized this payment as a decrease in the SBC Reserve.

During the year ended December 31, 2018, for RSUs classified as equity-settled, the Group recognized $96 (2017 – $347) as SBC with a corresponding increase in the SBC Reserve. For RSUs classified as cash-settled, the Group recognized a decrease of $17 (2017 – $419) in SBC over the same period with a corresponding decrease (2017 – increase) in the RSU liability.

(g)	Foreign Currency Translation Reserve

	December 31	December 31
	2018	2017
Beginning balance	$27,934	$36,233
Foreign exchange translation differences incurred:
Gain (loss) on translation of foreign subsidiaries	10,752	(8,299)
Ending balance	$38,686	$27,934

The foreign currency translation reserve represents accumulated exchange differences arising on the translation, into the Group’s presentation currency (the Canadian dollar), of the results of operations and net assets of the Group’s subsidiaries with a US dollar functional currency.